UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

July 31, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 34.1%
Brazil - 6.0%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 1/01/15	BRL	53,749	$22,654,253

New Zealand - 6.8%
New Zealand Government Bond Series 1217 6.00%, 12/15/17	NZD	28,062	25,394,141

Portugal - 0.5%
Portugal Obrigacoes do Tesouro OT 4.35%, 10/16/17 (a)	EUR	1,257	1,826,329

United States - 20.8%
U.S. Treasury Bonds
3.625%, 2/15/44	U.S.$	1,543	1,636,544
3.75%, 11/15/43		5,289	5,739,824
U.S. Treasury Notes
0.25%, 12/31/15(b)		30,959	30,959,200
0.375%, 4/30/16		8,740	8,734,497
1.50%, 12/31/18 (c)(d)		18,046	17,939,141
1.625%, 4/30/19		5,088	5,065,144
2.50%, 8/15/23 (c)(d)		6,410	6,420,719
2.75%, 2/15/24		1,683	1,714,455

			78,209,524

Total Governments - Treasuries (cost $126,893,365)			128,084,247

INFLATION-LINKED SECURITIES - 12.3%
Mexico - 1.9%
Mexican Udibonos Series S 5.00%, 6/16/16	MXN	85,474	7,067,821

United Kingdom - 1.2%
United Kingdom Gilt Inflation Linked Series 3MO 1.25%, 11/22/17 (a)	GBP	2,411	4,412,706

United States - 9.2%
U.S. Treasury Inflation Index
0.125%, 4/15/18(TIPS) (c)(d)	U.S.$	9,780	10,015,787
0.125%, 4/15/19(TIPS)		6,847	6,992,755
0.625%, 1/15/24-2/15/43(TIPS)		12,907	13,092,601
1.375%, 2/15/44(TIPS)		1,263	1,403,621
3.375%, 4/15/32(TIPS)		2,163	3,129,754

			34,634,518

Total Inflation-Linked Securities (cost $45,343,156)			46,115,045

Company		Shares	U.S. $ Value
INVESTMENT COMPANIES - 6.3%
Funds and Investment Trusts - 6.3%
BlackRock Municipal Target Term Trust		137,100	$2,683,047
Eaton Vance Municipal Bond Fund		270,790	3,311,762
Financial Select Sector SPDR Fund		538,010	12,056,804
Invesco Municipal Opportunity Trust		72,200	881,562
Invesco Municipal Trust		223,900	2,727,102
Invesco Trust for Investment Grade Municipals		144,900	1,851,822

Total Investment Companies (cost $22,656,563)			23,512,099

		Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 4.9%
Financial Institutions - 3.5%
Banking - 3.2%
Barclays Bank PLC 4.875%, 12/15/14 (a)(e)	EUR	5,610	7,314,127
HBOS Capital Funding LP 4.939%, 5/23/16 (e)		2,279	3,033,385
National Westminster Bank PLC 2.356%, 10/05/14 (e)(f)		200	252,077
RBS Capital Trust III 5.512%, 9/30/14 (e)	U.S.$	1,470	1,461,180

			12,060,769

Brokerage - 0.1%
Lehman Brothers Holdings
Zero Coupon, 5/25/10 (f)(g)		435	85,912
Zero Coupon, 1/12/12 (g)		440	86,900

			172,812

Insurance - 0.2%
ING Groep NV 5.775%, 12/08/15 (e)		835	851,700

			13,085,281

Industrial - 0.8%
Basic - 0.1%
ArcelorMittal 6.125%, 6/01/18		225	240,188

Capital Goods - 0.1%
Ardagh Glass Finance PLC 7.125%, 6/15/17 (a)	EUR	112	151,824
Case New Holland, Inc. 7.875%, 12/01/17	U.S.$	128	146,080

			297,904

Communications - Telecommunications - 0.1%
Sunrise Communications International SA 7.00%, 12/31/17 (a)	EUR	100	140,935
United States Cellular Corp. 6.70%, 12/15/33	U.S.$	275	271,392

		Principal Amount (000)	U.S. $ Value
Windstream Corp. 7.875%, 11/01/17	U.S.$	55	$62,838

			475,165

Consumer Non-Cyclical - 0.0%
HCA, Inc. 7.58%, 9/15/25		65	70,850

Energy - 0.5%
Paragon Offshore PLC
6.75%, 7/15/22 (a)		488	463,600
7.25%, 8/15/24 (a)		812	773,430
Regency Energy Partners LP/Regency Energy Finance Corp. 5.00%, 10/01/22		559	552,012

			1,789,042

			2,873,149

Utility - 0.4%
Electric - 0.4%
PPL Energy Supply LLC 6.50%, 5/01/18		180	193,937
RJS Power Holdings LLC 5.125%, 7/15/19 (a)		1,543	1,519,855

			1,713,792

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
CITGO Petroleum Corp. 6.25%, 8/15/22 (a)		848	873,440

Total Corporates - Non-Investment Grades (cost $18,642,282)			18,545,662

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Non-Agency Fixed Rate - 3.2%
Alternative Loan Trust Series 2005-86CB, Class A8 5.50%, 2/25/36		952	919,692
CHL Mortgage Pass-Through Trust Series 2006-9, Class A2 6.00%, 5/25/36		1,168	1,092,880
CitiMortgage Alternative Mortgage Loan Trust Series 2006-A4, Class 1A3 6.00%, 9/25/36		432	379,670
Countrywide Alternative Loan Trust
Series 2005-J14, Class A7
5.50%, 12/25/35		524	477,792
Series 2006-24CB, Class A11
5.75%, 6/25/36		760	689,135
Series 2006-J1, Class 1A11
5.50%, 2/25/36		989	911,488
Countrywide Home Loans
Series 2006-6, Class A1
6.00%, 4/25/36		930	905,544

		Principal Amount (000)	U.S. $ Value
Series 2007-4, Class 1A39
6.00%, 5/25/37	U.S.$	716	$664,949
GSR Mortgage Loan Trust Series 2006-9F, Class 4A1 6.50%, 10/25/36		958	861,529
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A5S 6.00%, 2/25/47		1,162	908,601
Residential Accredit Loans, Inc. Series 2005-QA10, Class A31 3.57%, 9/25/35		540	454,287
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-4, Class 3A1 6.50%, 5/25/36		626	457,595
Wells Fargo Mortgage Backed Securities Series 2007-2, Class 1A18 5.75%, 3/25/37		899	872,507
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36		876	865,154
Series 2007-10, Class 1A7
6.00%, 7/25/37		859	850,569
Series 2007-8, Class 2A6
6.00%, 7/25/37		618	611,252

			11,922,644

Non-Agency Floating Rate - 1.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A2 0.335%, 4/25/47 (a)(f)		699	530,339
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.345%, 12/25/36 (f)		778	491,186
GreenPoint Mortgage Funding Trust Series 2006-AR2, Class 4A1 2.122%, 3/25/36 (f)		299	233,042
Impac Secured Assets CMN Owner Trust Series 2005-2, Class A2D 0.585%, 3/25/36 (f)		696	526,385
Luminent Mortgage Trust Series 2006-5, Class A1A 0.345%, 7/25/36 (f)		634	448,146
NovaStar Mortgage Funding Trust Series 2006-MTA1, Class 2A1A 0.345%, 9/25/46 (f)		526	447,813
Residential Accredit Loans, Inc. Series 2007-QO2, Class A1 0.305%, 2/25/47 (f)		769	453,444
Residential Asset Securitization Trust Series 2006-A4, Class 2A7 1.055%, 5/25/36 (f)		575	457,786

		Principal Amount (000)	U.S. $ Value
Suntrust Alternative Loan Trust Series 2005-1F, Class 2A1 0.81%, 12/25/35 (f)	U.S.$	40	$29,856
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-10, Class 2A3 1.055%, 11/25/35 (f)		556	415,704

			4,033,701

Total Collateralized Mortgage Obligations (cost $15,960,556)			15,956,345

CORPORATES - INVESTMENT GRADES - 3.2%
Financial Institutions - 1.8%
Banking - 0.9%
BNP Paribas SA 5.186%, 6/29/15 (a)(e)		853	870,060
Goldman Sachs Group, Inc. (The) Series D 6.00%, 6/15/20		165	191,018
Macquarie Group Ltd. 7.625%, 8/13/19 (a)		115	138,633
Morgan Stanley Series G 5.50%, 7/24/20		175	198,475
National Australia Bank Ltd. 3.75%, 3/02/15 (a)		90	91,721
Nordea Bank AB 8.38%, 3/25/15 (a)(e)		817	849,271
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	152,375
9.50%, 12/24/14 (e)	U.S.$	815	836,394
UBS AG/Stamford CT 5.875%, 7/15/16		195	212,633

			3,540,580

Brokerage - 0.0%
Jefferies Group LLC 6.875%, 4/15/21		70	82,754

Finance - 0.3%
HSBC Finance Capital Trust IX 5.911%, 11/30/35		1,200	1,245,000

Insurance - 0.6%
Aetna, Inc. 6.75%, 12/15/37		257	337,046
Allied World Assurance Co. Holdings Ltd. 5.50%, 11/15/20		180	200,911
Chubb Corp. (The) 6.375%, 3/29/67		705	777,262
CIGNA Corp. 5.125%, 6/15/20		90	100,995
Coventry Health Care, Inc. 6.125%, 1/15/15		20	20,500

		Principal Amount (000)	U.S. $ Value
Humana, Inc.
6.30%, 8/01/18	U.S.$	25	$28,597
6.45%, 6/01/16		20	21,929
7.20%, 6/15/18		180	212,719
Lincoln National Corp. 8.75%, 7/01/19		47	60,414
Markel Corp. 7.125%, 9/30/19		60	71,869
Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (a)		165	255,012
WellPoint, Inc.
5.875%, 6/15/17		20	22,439
7.00%, 2/15/19		45	53,833

			2,163,526

			7,031,860

Industrial - 1.1%
Basic - 0.1%
Lubrizol Corp. 8.875%, 2/01/19		155	197,256
Weyerhaeuser Co. 7.375%, 3/15/32		204	275,639

			472,895

Capital Goods - 0.1%
Republic Services, Inc. 5.25%, 11/15/21		200	227,311
Tyco International Finance SA 8.50%, 1/15/19		150	183,618

			410,929

Communications - Media - 0.1%
BSKYB Finance UK PLC 5.625%, 10/15/15 (a)		225	238,017

Communications - Telecommunications - 0.1%
American Tower Corp. 5.05%, 9/01/20		140	154,500
British Telecommunications PLC 8.50%, 12/07/16 (a)(h)	GBP	100	193,594

			348,094

Consumer Cyclical - Retailers - 0.2%
Dollar General Corp. 3.25%, 4/15/23	U.S.$	525	499,796
Nordstrom, Inc. 6.25%, 1/15/18		180	206,257

			706,053

Consumer Non-Cyclical - 0.1%
Altria Group, Inc. 9.25%, 8/06/19		34	44,567
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		154	160,254

			204,821

		Principal Amount (000)	U.S. $ Value
Energy - 0.3%
Anadarko Petroleum Corp. 5.95%, 9/15/16	U.S.$	34	$37,425
DCP Midstream LLC 9.75%, 3/15/19 (a)		155	198,055
Energy Transfer Partners LP 6.125%, 2/15/17		225	250,692
EQT Corp. 8.125%, 6/01/19		35	43,339
Hess Corp. 8.125%, 2/15/19		35	43,622
Noble Energy, Inc. 8.25%, 3/01/19		153	190,884
Noble Holding International Ltd. 4.90%, 8/01/20		15	16,383
Spectra Energy Capital LLC 8.00%, 10/01/19		170	213,022

			993,422

Technology - 0.1%
Agilent Technologies, Inc. 5.00%, 7/15/20		28	30,571
Motorola Solutions, Inc. 7.50%, 5/15/25		181	229,158

			259,729

Transportation - Airlines - 0.0%
Southwest Airlines Co.
5.25%, 10/01/14		90	90,598
5.75%, 12/15/16		70	76,946

			167,544

Transportation - Railroads - 0.0%
CSX Corp. 7.375%, 2/01/19		149	181,028

Transportation - Services - 0.0%
Ryder System, Inc. 7.20%, 9/01/15		71	75,752

			4,058,284

Utility - 0.3%
Electric - 0.1%
Constellation Energy Group, Inc. 5.15%, 12/01/20		180	201,177
TECO Finance, Inc. 5.15%, 3/15/20		55	61,586

			262,763

Natural Gas - 0.2%
GNL Quintero SA 4.63%, 7/31/29 (a)		836	843,018

		Principal Amount (000)	U.S. $ Value
			$1,105,781

Total Corporates - Investment Grades (cost $11,341,876)			12,195,925

		Notional Amount (000)
OPTIONS PURCHASED - PUTS - 1.7%
Swaptions - 1.0%
CDX-NAHY.21 Bank of America, NA (Buy Protection) Expiration: Dec 2014, Exercise Rate: 98.00% (g)	U.S.$	85,093	337,541
IRS Swaption, Citibank, NA Expiration: Oct 2014, Pay 1.96%, Receive 3-month LIBOR (BBA) (g)		188,870	1,501,492
IRS Swaption, Deutsche Bank AG Expiration: Aug 2014, Pay 1.42%, Receive 6-month EURIBOR (BBA) (g)	EUR	97,450	219,091
IRS Swaption, Deutsche Bank AG Expiration: Oct 2014, Pay 2.23%, Receive 3-month LIBOR (BBA) (g)	U.S.$	109,290	215,183
IRS Swaption, Goldman Sachs International Expiration: Aug 2014, Pay 2.25% Receive 3-month LIBOR (BBA) (g)		272,900	1,647,917

			3,921,224

		Contracts
Options on Indices - 0.7%
iShares IBOXX Expiration: Dec 2014, Exercise Price: $ 92.00 (g)(i)		3,123	999,360
S&P 500 Index Expiration: Sep 2014, Exercise Price: $1,975.00 (g)(i)		95	623,200
S&P 500 Index Expiration: Dec 2014, Exercise Price: $1,775.00 (g)(i)		284	891,760

			2,514,320

		Notional Amount (000)
Options on Forward Contracts - 0.0%
CNY/USD Expiration: Mar 2015, Exercise Price: CNY 6.30 (g)		136,300	74,919

Total Options Purchased - Puts (premiums paid $10,269,295)			6,510,463

		Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 1.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.565%, 6/10/17	U.S.$	490	$510,274
Series 2007-5, Class AM
5.772%, 2/10/51		343	370,726
DBUBS Mortgage Trust Series 2011-LC2A, Class E 5.443%, 7/10/44 (a)		600	572,967
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.475%, 3/10/39		555	594,726
GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.566%, 4/10/38		420	435,801
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AJ 6.15%, 4/15/41		478	476,051
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class AJ
5.566%, 2/12/39		425	444,882
Series 2006-4, Class AJ
5.239%, 11/12/16		545	551,337

Total Commercial Mortgage-Backed Securities (cost $3,848,025)			3,956,764

EMERGING MARKETS - SOVEREIGNS - 0.5%
Argentina - 0.5%
Argentina Boden Bonds 7.00%, 10/03/15 (cost $1,854,086)		1,920	1,805,852

		Contracts
OPTIONS PURCHASED - CALLS - 0.4%
Options on Indices - 0.3%
CBOE Volatility Index Expiration: Aug 2014, Exercise Price: $14.00 (g)(i)		946	182,105
iShares IBOXX Expiration: Dec 2014, Exercise Price: $95.00 (g)(i)		3,123	46,845

		Contracts	U.S. $ Value
S&P 500 Index
Expiration: Aug 2014, Exercise Price: $1,960.00 (g)(i)		48	$38,640
S&P 500 Index
Expiration: Aug 2014, Exercise Price: $2,000.00 (g)(i)		48	4,680
S&P 500 Index
Expiration: Jan 2015, Exercise Price: $1,900.00 (g)(i)		99	862,290

			1,134,560

		Notional Amount (000)
Swaptions - 0.1%
IRS Swaption, Goldman Sachs International
Expiration: Dec 2014, Pay 3-month LIBOR (BBA), Receive 2.08% (g)		22,890	158,948
CDX-NAHY.22 Morgan Stanley Capital Services (Sell Protection)
Expiration: Aug 2014, Exercise Rate: 109.00% (g)		18,830	1,511
CDX-NAHY.22 JPMorgan Chase Bank, NA (Sell Protection)
Expiration: Dec 2014, Exercise Rate: 107.00% (g)		90,100	393,083

			553,542

Total Options Purchased - Calls (premiums paid $2,076,627)			1,688,102

		Principal Amount (000)
WHOLE LOAN TRUSTS - 0.4%
Performing Asset - 0.4%
Deutsche Bank Mexico SA 9.00%, 10/31/34 (j)(k) (cost $1,443,705)	MXN	25,210	1,415,490

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond 15.95%, 6/04/21 (l) (cost $762,283)	DOP	27,000	800,075

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18 (a) (cost $477,916)	U.S.$	804	635,160

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond 6.375%, 3/29/21 (cost $507,199)	U.S.$	510	$581,400

ASSET-BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.425%, 3/25/36 (f)		440	307,762

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (k)(l)		3	0

Total Asset-Backed Securities (cost $311,912)			307,762

BANK LOANS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
H.J. Heinz Co.
3.50%, 6/05/20 (f) (cost $296,379)		297	296,831

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a) (cost $190,423)		190	213,871

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29 (cost $113,292)		100	112,991

		Shares
COMMON STOCKS - 0.0%
Resolute Forest Products Inc. (g) (cost $0)		48	739

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 40.7%
Agency Discount Note - 12.3%
Federal Home Loan Bank Zero Coupon 8/01/14-10/31/14 (cost $46,031,483)	U.S.$	46,037	46,032,219

		Principal Amount (000)		U.S. $ Value
U.S. Treasury Bills - 11.4%
U.S. Treasury Bill Zero Coupon 8/21/14-10/09/14 (c) (cost $42,819,277)	U.S.$	42,822		$42,821,063

		Shares
Investment Companies - 6.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (m) (cost $23,765,352)		23,765,352		23,765,352

		Principal Amount (000)
Emerging Markets - Sovereigns - 4.7%
Sri Lanka - 2.4%
Sri Lanka- Recap Linked (Citi) Zero Coupon, 1/08/15 (a)	U.S.$	9,000		9,151,200

Pakistan - 2.3%
Pakistan- Recap Linked (Citi) 2.98%, 11/13/14 (a)(f)		8,600		8,587,100

Total Emerging Markets - Sovereigns (cost $17,508,402)				17,738,300

Governments - Sovereign Bonds - 3.1%
Nigeria - 3.1%
Nigeria - Recap Linked (HSBC) Zero Coupon, 10/06/14 (a) (cost $11,584,894)		1,910,000		11,614,232

Time Deposits - 1.9%
BBH, Grand Cayman
0.005%, 8/01/14	JPY	0	*	0	#
0.08%, 8/01/14	GBP	0	*	441
0.253%, 8/01/14	CAD	294		269,206
2.45%, 8/01/14	NZD	0	*	136
Wells Fargo, Grand Cayman Zero Coupon, 8/01/14	EUR	5,194		6,955,290

Total Time Deposits (cost $7,224,599)				7,225,073

Emerging Markets - Treasuries - 1.0%
Nigeria - 1.0%
Nigeria- Recap Linked (HSBC) Zero Coupon, 10/02/14 (a) (cost $3,589,230)		596,000		3,604,213

Total Short-Term Investments (cost $152,523,237)				152,800,452

U.S. $ Value
Total Investments – 110.7% (cost $415,512,177) (n)	$415,535,275
Other assets less liabilities – (10.7)%	(40,020,860)

Net Assets – 100.0%	$375,514,415

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
STOXX 600 Bank Futures	261	September 2014	$3,554,267	$3,369,431	$(184,836)
Sold Contracts
STOXX Europe 600 Futures	697	September 2014	16,109,065	15,605,496	503,569
U.S. Long Bond (CBT) Futures	8	September 2014	1,089,375	1,099,250	(9,875)
U.S. T-Note 5 Yr (CBT) Futures	20	September 2014	2,392,188	2,376,719	15,469

					$324,327

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	8,864	HUF	2,015,934	9/10/14	$(277,275)
BNP Paribas SA	USD	1,893	CNH	11,768	9/29/14	1,417
BNP Paribas SA	USD	1,885	CNH	11,694	9/29/14	(2,533)
BNP Paribas SA	USD	3,704	IDR	43,985,479	11/28/14	(63,461)
BNP Paribas SA	BRL	36,428	USD	14,062	1/07/15	(1,315,799)
Brown Brothers Harriman & Co.	MXN	15,993	USD	1,229	9/05/14	22,192
Brown Brothers Harriman & Co.	HUF	1,972,096	USD	8,661	9/10/14	260,582
Brown Brothers Harriman & Co.	AUD	4,091	USD	3,819	9/15/14	29,232
Brown Brothers Harriman & Co.	EUR	12,102	USD	16,429	9/15/14	221,646
Brown Brothers Harriman & Co.	PLN	20,901	USD	6,811	9/15/14	131,146
Brown Brothers Harriman & Co.	USD	6	CAD	6	9/15/14	(96)
Brown Brothers Harriman & Co.	USD	2,617	TRY	5,713	9/15/14	24,207
Brown Brothers Harriman & Co.	JPY	370,738	USD	3,642	9/16/14	37,397
Brown Brothers Harriman & Co.	EUR	12,161	USD	16,532	9/22/14	244,882
Brown Brothers Harriman & Co.	JPY	3,241	USD	32	9/22/14	310
Brown Brothers Harriman & Co.	USD	861	EUR	634	9/22/14	(11,617)
Citibank, NA	USD	854	EUR	627	8/28/14	(14,033)
Citibank, NA	TRY	5,640	USD	2,630	9/15/14	22,050
Credit Suisse International	CAD	8,523	USD	7,829	9/15/14	20,277
Deutsche Bank AG	CNH	451,993	USD	72,377	8/19/14	(635,831)
Deutsche Bank AG	USD	72,232	CNH	451,993	8/20/14	774,188

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	1,677	USD	2,268	9/15/14	$21,792
Deutsche Bank AG	USD	350	AUD	375	9/15/14	(3,122)
Deutsche Bank AG	GBP	2,361	USD	4,014	9/22/14	30,309
Deutsche Bank AG	USD	7,248	MXN	95,016	9/22/14	(87,487)
Deutsche Bank AG	USD	71,660	CNH	451,993	5/19/15	291,535
Deutsche Bank AG	CNH	451,993	USD	71,665	5/20/15	(283,357)
Goldman Sachs Bank USA	USD	1,890	INR	113,948	9/15/14	(30,382)
Goldman Sachs Bank USA	GBP	427	USD	724	9/22/14	2,737
Goldman Sachs Bank USA	MXN	36,201	USD	2,786	9/22/14	58,023
Goldman Sachs Bank USA	BRL	17,321	USD	6,702	1/07/15	(609,863)
HSBC Bank USA	USD	7,925	IDR	95,616,491	9/03/14	99,771
HSBC Bank USA	NZD	29,914	USD	25,995	9/22/14	709,699
HSBC Bank USA	USD	1,965	BRL	4,428	9/22/14	(41,328)
HSBC Bank USA	NGN	2,506,000	USD	15,228	10/02/14	(58,304)
JPMorgan Chase Bank, NA	CAD	3,869	USD	3,557	9/15/14	13,037
JPMorgan Chase Bank, NA	USD	2,659	MXN	34,862	9/15/14	(30,192)
JPMorgan Chase Bank, NA	MXN	187,055	USD	14,274	9/22/14	177,885
JPMorgan Chase Bank, NA	USD	901	EUR	666	9/22/14	(8,867)
Royal Bank of Scotland PLC	USD	3,464	AUD	3,714	9/12/14	(21,970)
Royal Bank of Scotland PLC	USD	3,105	PHP	136,284	9/22/14	13,025
Standard Chartered Bank	PLN	2,227	USD	724	9/15/14	12,559
Standard Chartered Bank	USD	638	PHP	27,979	9/15/14	2,306
UBS AG	BRL	4,285	USD	1,888	9/15/14	22,464
UBS AG	USD	1,106	EUR	821	9/15/14	(6,556)

						$(257,405)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Call - CBOE Volatility Index (i)	946	$19.00	August 2014	$27,396	$(66,220)
Call - S&P 500 Index (i)	259	2,000.00	December 2014	607,863	(761,460)
Call - SPDR-UTILIT (i)	2,224	43.00	August 2014	131,613	(12,232)

				$766,872	$(839,912)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Put - Dow Jones Euro STOXX (i)	41,800	$160.00	December 2014	$673,159	$(1,067,493)
Put - iShares IBOXX (i)	2,003	94.00	September 2014	324,398	(555,833)
Put - iShares IBOXX (i)	3,123	95.00	December 2014	1,458,283	(1,717,650)
Put - S&P 500 Index (i)	284	1,625.00	December 2014	1,271,457	(352,160)
Put - S&P 500 Index (i)	48	1,950.00	December 2014	337,294	(408,480)
Put - S&P 500 Index (i)	99	1,900.00	January 2015	836,249	(710,820)

				$4,900,840	$(4,812,436)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - CNY vs. USD	CNY	6.80	3/03/15	CNY	136,300	$64,542	$(243)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call - CDX NAIG-22 5 Year Index	Morgan Stanley & Co.	Sell	55.00%	8/20/14	$48,889	$34,711	$(1,867)
Put - CDX NAHY-21 5 Year Index	Bank of America, NA	Sell	103.00%	12/17/14	85,093	1,906,083	(949,974)

						$1,940,794	$(951,841)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - 1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Citibank, NA	88.50%	10/22/14	$481,590	$879,344	$(987,057)
Put - 1 Year Interest Rate Swap (OTC)	EURIBOR	Duetsche Bank AG	216.00	08/11/14	40,950	723,971	(133,475)
Put - 1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Deutsche Bank AG	94.50	10/02/14	300,340	1,008,884	(291,138)
Put - 1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Goldman Sachs International	146.00	08/15/14	229,300	1,141,210	(1,450,834)
Put - 1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Goldman Sachs International	269.00	08/15/14	101,000	1,217,141	(501,903)

						$4,970,550	$(3,364,407)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAIG Series 22 5 Year Index,
6/20/19*	(1.00)%	0.64%	$5,720	$(102,559)	$(8,764)
CDX-NAIG Series 22 5 Year Index,
6/20/19*	(1.00)	0.64	85,810	(1,538,565)	(170,342)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014		Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover-20 5 Year Index, 12/20/18*	(5.00)%	2.24%	EUR	5,800	$(915,346)	$(51,834)
Sale Contracts
Morgan Stanley & Co. LLC/(CME Group):
CDX-NAHY Series 20 5 Year Index, 6/20/18*	5.00	2.74		$1,921	164,549	97,328
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20 5 Year Index, 6/20/18*	5.00	2.74		5,911	506,456	47,842
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00	3.10		7,999	636,953	20,935
CDX-NAHY Series 22 5 Year Index, 6/20/19*	5.00	3.39		17,701	1,299,595	32,853
CDX-NAHY Series 22 5 Year Index, 6/20/19*	5.00	3.39		10,355	760,278	(166,471)
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00	0.56		92,420	1,851,308	666,484
CDX-NAIG Series 22 5 Year Index, 6/20/19*	1.00	0.64		12,420	222,690	(28,183)
CDX-NAIG Series 22 5 Year Index, 6/20/19*	1.00	0.64		40,620	728,313	(117,044)

					$3,613,672	$322,804

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$1,390	9/25/23	2.87%	3 Month LIBOR	$(43,436)
Morgan Stanley & Co. LLC/(CME Group)	2,330	10/09/23	2.78%	3 Month LIBOR	(52,589)
Morgan Stanley & Co. LLC/(CME Group)	4,520	2/20/24	2.82%	3 Month LIBOR	(118,639)
Morgan Stanley & Co. LLC/(CME Group)	3,580	4/29/24	2.77%	3 Month LIBOR	(54,817)

					$(269,481)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-LCDX.NA Series 20 5 Year Index, 6/20/18*	(2.50)%	1.20%	$	8,827	$(437,672)	$(297,911)	$(139,761)
Barclays Bank PLC:
United Mexican States,
5.950% 3/19/19, 6/20/19*	(1.00)	0.81		16,150	(156,180)	(103,726)	(52,454)
Citibank, NA:
iTraxx Europe Senior Financials-21 5 Year Index, 6/20/19*	(1.00)	0.73	EUR	10,160	(190,212)	(129,665)	(60,547)
The Procter & Gamble Company,
1.600% 11/15/18, 9/20/19*	(1.00)	0.27	$	2,070	(77,551)	(75,856)	(1,695)
United Mexican States, 5.950% 3/19/19, 6/20/19*	(1.00)	0.81		20,520	(198,441)	(173,820)	(24,621)
Credit Suisse International:
Black & Decker Corp.,
5.75% 11/15/16, 6/20/16*	(1.00)	0.07		500	(9,348)	(15,277)	5,929
Deere & Company,
4.375% 10/16/19, 9/20/19*	(1.00)	0.33		2,070	(71,909)	(74,260)	2,351
ERP Operating Limited Partnership,
5.750% 6/15/17, 9/20/19*	(1.00)	0.53		2,070	(50,541)	(55,265)	4,724
Hershey Co.,
6.950% 8/15/12, 6/20/16*	(1.00)	0.09		500	(9,184)	(12,759)	3,575

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
Amgen Inc.,
2.500% 11/15/16, 9/20/19*	(1.00)%	0.44%	$2,070	$(59,654)	$(62,617)	$2,963
Dominion Resources, Inc.,
6.400% 6/15/18, 9/20/19*	(1.00)	0.36	2,070	(68,571)	(68,954)	383
iTraxx Australia-21 5 Year Index, 6/20/19*	(1.00)	0.86	58,600	(438,394)	(42,669)	(395,725)
Goldman Sachs International:
CDX-LCDX.NA Series 20 5 Year Index, 6/20/18*	(2.50)	1.20	10,355	(509,828)	(310,643)	(199,185)
IBM Corp.,
5.700% 9/14/17, 9/20/19*	(1.00)	0.44	2,070	(60,176)	(61,669)	1,493
JPMorgan Chase Bank, NA:
Avnet, Inc.,
4.875% 12/1/22, 9/20/19*	(1.00)	0.98	2,070	(4,308)	(5,111)	803
Viacom Inc.,
6.875% 4/30/36, 9/20/19*	(1.00)	0.51	2,070	(52,359)	(57,361)	5,002
Wal-Mart Stores, Inc.,
5.875% 4/5/27, 9/20/19*	(1.00)	0.19	2,070	(85,884)	(87,194)	1,310
Morgan Stanley Capital Services LLC:
Coca-Cola Co.,
5.750% 3/15/11, 6/20/16*	(1.00)	0.06	500	(9,483)	(15,074)	5,591
Republic of Indonesia,
6.875% 3/9/17, 6/20/19*	(1.00)	1.36	20,010	332,271	452,404	(120,133)
Republic of Korea,
4.875% 9/22/14, 6/20/19*	(1.00)	0.50	21,100	(518,754)	(376,175)	(142,579)
Target Corp.,
5.375% 5/01/17, 6/20/16*	(1.00)	0.12	500	(8,927)	(11,807)	2,880
Sale Contracts
Bank of America, NA:
Anadarko Petroleum Corp.,
6.950% 6/15/19, 9/20/19*	1.00	0.56	2,070	47,429	63,565	(16,136)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA Series BBB 7 Year Index, 1/17/47*	3.00%	3.21%	$7,885	$(115,154)	$(249,073)	$133,919
Credit Suisse International:
CDX-CMBX.NA Series BBB 7 Year Index, 1/17/47*	3.00	3.21	11,030	(161,084)	(16,567)	(144,517)
Deutsche Bank AG:
Barrick Gold Corp.,
5.800% 11/15/34, 9/20/19*	1.00	1.26	2,070	(24,140)	(32,540)	8,400
Marriott International, Inc.,
3.000% 3/1/19, 9/20/19*	1.00	0.48	2,070	55,741	60,512	(4,771)
Morgan Stanley Capital Services LLC:
CDX-CMBX.NA Series BBB 7 Year Index, 1/17/47*	3.00	3.21	1,335	(19,496)	(42,170)	22,674

				$(2,901,809)	$(1,801,682)	$(1,100,127)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	3,900,000	11/09/14	0.26%	6 Month LIBOR	$(14,345)
Citibank, NA	MXN	89,895	4/26/16	4.30%	4 Week TIIE	(68,421)
Citibank, NA	JPY	377,500	8/01/16	0.51%	6 Month LIBOR	(29,953)
Deutsche Bank AG		$10,000	8/15/14	0.47%	3 Month LIBOR	(17,177)
JPMorgan Chase Bank, NA		650	4/20/20	3.74%	3 Month LIBOR	(66,275)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(98,136)

						$(294,307)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Societe Generale
Solactive European Buyback Index	4,160	EURIBOR Plus 0.29%	EUR	13,333	4/15/15	$(186,275)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate market value of these securities amounted to $56,215,084 or 15.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for options. The market value of the collateral amounted to $5,000,000.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,341,272.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps. The market value of the collateral amounted to $20,302,589.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest rate was in effect at July 31, 2014.
(g)	Non-income producing security.
(h)	Variable rate coupon, rate shown as of July 31, 2014.
(i)	One contract relates to 100 shares.
(j)	Illiquid security.
(k)	Fair valued by the Adviser.
(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.21% of net assets as of July 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11	$762,282	$800,075	0.21%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	3,301	0	0.00%

(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,401,927 and gross unrealized depreciation of investments was $(6,378,829), resulting in net unrealized appreciation of $23,098.
*	Principal Amount less than 500.
#	Amount less than $0.50.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-LCDX.NA	-	North American Loan Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OTC	-	Over the Counter
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

July 31, 2014 (unaudited)

41.8%	United States
6.1%	New Zealand
5.6%	Brazil
4.6%	United Kingdom
2.0%	Mexico
0.7%	Canada
0.5%	Portugal
0.4%	Argentina
0.2%	France
0.2%	Netherlands
0.2%	Sweden
0.2%	Chile
0.2%	Dominican Republic
0.5%	Other
36.8%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: Australia, China, Euro Zone, Hungary, Ireland, Luxembourg, Malaysia and Switzerland.

AllianceBernstein Unconstrained Bond Fund

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$128,084,247		$	– 0	–	$128,084,247
Inflation-Linked Securities		– 0	–	46,115,045			– 0	–	46,115,045
Investment Companies		23,512,099		– 0	–		– 0	–	23,512,099
Corporates - Non-Investment Grades		– 0	–	18,458,762	#		86,900		18,545,662
Collateralized Mortgage Obligations		– 0	–	– 0	–		15,956,345		15,956,345
Corporates - Investment Grades		– 0	–	12,195,925			– 0	–	12,195,925
Options Purchased - Puts		– 0	–	6,510,463			– 0	–	6,510,463
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		3,956,764		3,956,764
Emerging Markets - Sovereigns		– 0	–	1,805,852			– 0	–	1,805,852
Options Purchased - Calls		– 0	–	1,688,102			– 0	–	1,688,102
Whole Loan Trusts		– 0	–	– 0	–		1,415,490		1,415,490
Emerging Markets - Treasuries		– 0	–	– 0	–		800,075		800,075
Emerging Markets - Corporate Bonds		– 0	–	635,160			– 0	–	635,160
Governments - Sovereign Bonds		– 0	–	581,400			– 0	–	581,400
Asset-Backed Securities		– 0	–	– 0	–		307,762	#	307,762
Bank Loans		– 0	–	– 0	–		296,831		296,831
Quasi-Sovereigns		– 0	–	213,871			– 0	–	213,871
Local Governments - Municipal Bonds		– 0	–	112,991			– 0	–	112,991
Common Stocks		739		– 0	–		– 0	–	739
Short-Term Investments:
Agency Discount Notes		– 0	–	46,032,219			– 0	–	46,032,219
U.S. Treasury Bills		– 0	–	42,821,063			– 0	–	42,821,063
Investment Companies		23,765,352		– 0	–		– 0	–	23,765,352
Emerging Markets - Sovereigns		– 0	–	– 0	–		17,738,300		17,738,300
Governments - Sovereign Bonds		– 0	–	– 0	–		11,614,232		11,614,232
Time Deposits		– 0	–	7,225,073	#		– 0	–	7,225,073
Emerging Markets - Treasuries		– 0	–	– 0	–		3,604,213		3,604,213

Total Investments in Securities		47,278,190		312,480,173			55,776,912		415,535,275
Other Financial Instruments*:

Assets
Credit Default Swaps		– 0	–	201,997			– 0	–	201,997
Centrally Cleared Credit Default Swaps		– 0	–	865,442			– 0	–	865,442
Futures		519,038		– 0	–		– 0	–	519,038
Forward Currency Exchange Contracts		– 0	–	3,244,668			– 0	–	3,244,668
Liabilities
Credit Default Swaps		– 0	–	(1,302,124)			– 0	–	(1,302,124)
Centrally Cleared Credit Default Swaps		– 0	–	(542,638)			– 0	–	(542,638)
Centrally Cleared Interest Rate Swaps		– 0	–	(269,481)			– 0	–	(269,481)
Interest Rate Swaps		– 0	–	(294,307)			– 0	–	(294,307)
Futures		(194,711)		– 0	–		– 0	–	(194,711)
Forward Currency Exchange Contracts		– 0	–	(3,502,073)			– 0	–	(3,502,073)
Total Return Swaps		– 0	–	(186,275)			– 0	–	(186,275)
Call Options Written		– 0	–	(839,912)			– 0	–	(839,912)
Put Options Written		– 0	–	(4,812,436)			– 0	–	(4,812,436)
Credit Default Swaptions Written		– 0	–	(951,841)			– 0	–	(951,841)
Currency Options Written		– 0	–	(243)			– 0	–	(243)
Interest Rate Swaptions Written		– 0	–	(3,364,407)			– 0	–	(3,364,407)

Total^		$47,602,517		$300,726,543			$55,776,912		$404,105,972

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	The Fund held securities with zero market value at period end.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Collateralized Mortgage Obligations		Commercial Mortgage- Backed Securities		Whole Loan Trusts
Balance as of 10/31/13	$92,400		$8,013,033		$4,529,835		$ – 0	–
Accrued discounts/(premiums)	– 0	–	111,530		256		152
Realized gain (loss)	– 0	–	158,549		37,058		– 0	–
Change in unrealized appreciation/depreciation	22,683		552,497		133,325		(28,215)
Purchases	20,125		11,269,213		-0-		1,443,553
Sales/Paydowns	(48,308)		(4,148,477)		(743,710)		– 0	–
Settlements	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 7/31/14	$86,900		$15,956,345		$3,956,764		$1,415,490

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$22,683		$365,522		$145,761		$(28,215)

	Emerging Markets -		Asset-Backed				Short-Term
	Treasuries		Securities^		Bank Loans		Investments
Balance as of 10/31/13	$748,694		$357,827		$301,282		$ – 0	–
Accrued discounts/(premiums)	(5,758)		7,163		80		128,774
Realized gain (loss)	– 0	–	6,257		(511,232)		3,195
Change in unrealized appreciation/depreciation	57,139		16,030		508,951		274,219
Purchases	– 0	–	67,655		– 0	–	34,031,807
Sales/Paydowns	– 0	–	(147,170)		(2,250)		(1,481,250)
Settlements	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 7/31/14	$800,075		$307,762		$296,831		$32,956,745

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$57,139		$11,171		$(2,286)		$274,219

				Currency Options
	Total Return Swaps			Written^			Total
Balance as of 10/31/13		$(1,921)		$	– 0	–	$14,041,150
Accrued discounts/ (premiums)		– 0	–		– 0	–	242,197
Realized gain (loss)		(107,055)			36,428		(376,800)
Change in unrealized appreciation/depreciation		1,921			(36,428)		1,502,122
Purchases		– 0	–		– 0	–	46,832,353
Sales/Paydowns		– 0	–		– 0	–	(6,571,165)
Settlements		107,055			– 0	–	107,055
Transfers into level 3		– 0	–		– 0	–	– 0	–
Transfers out of level 3		– 0	–		– 0	–	– 0	–

Balance as of 7/31/14	$	– 0	–	$	– 0	–	$55,776,912	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/14	$	– 0	–	$	– 0	–	$845,994

^	The fund held securities with zero market value during the reporting period.
+	There were no transfers between any levels during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2014	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$86,900	Third Party Vendor	Evaluated Quotes	$19.75/ N/A
Collateralized Mortgage Obligations	$15,956,345	Third Party Vendor	Evaluated Quotes	$59.00 – $99.03/$87.43
Commercial Mortgage-Backed Securities	$3,956,764	Third Party Vendor	Evaluated Quotes	$95.49 – $107.97/$102.74
Whole Loan Trusts	$1,415,490	Qualitative Assessment	Transaction Price	$5.61/N/A
Emerging Markets - Treasuries	$800,075	Indicative Market Quotations	Broker Quote	$2.96/N/A
Asset-Backed Securities	$307,762	Third Party Vendor	Evaluated Quotes	$69.90/N/A
Bank Loans	$296,831	Third Party Vendor	Evaluated Quotes	$99.94/N/A
Short-Term Securities	$21,342,513	Indicative Market Quotations	Broker Quote	$0.60 – $101.68/$83.87
	$11,614,232	Qualitative Assessment	Transaction Price	$0.61/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014